Customer Leases, as Lessor (Future Minimum Lease Payments to be Received Under Non-Cancelable Operating Customer Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Customer Leases, as Lessor [Line Items]
2015	$ 193,310
2016	171,854
2017	137,121
2018	106,373
2019	68,669
Thereafter	215,088
Total	$ 892,415